Trade and other receivables	6 Months Ended
Jun. 30, 2021
Trade and other receivables
Trade and other receivables

6.     Trade and other receivables

Trade and other receivables mainly comprise Directors and Officers liability insurance prepayment of €0.9 million (December 31, 2020: €0 million) and value-added tax receivables of €1.6 million (December 31, 2020: €1.3 million).